UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Rock Crest Capital LLC

Address: 23 Old Kings Highway South
         Darien, Connecticut 06820
         Attention: Michael Avalos


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Avalos
Title:   Chief Financial Officer
Phone:   (203) 656-3496


Signature, Place and Date of Signing:


/s/ Michael Avalos              Darien, Connecticut         February 7, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  42

Form 13F Information Table Value Total: $96,119
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                                   ROCK CREST CAPITAL, LLC
                                                                      DECEMBER 31, 2006

COLUMN 1                        COLUMN  2        COLUMN 3     COLUMN 4      COLUMN 5          COLUMN 6   COLUMN 7     COLUMN 8

                                TITLE                         VALUE    SHRS OR   SH/  PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS         CUSIP       (X$1000)  PRN AMT   PRN  CALL   DISCRETION  MGRS   SOLE    SHARED  NONE
--------------                  --------         -----       --------  -------   ---  ----   ----------  ----   ----    ------  ----
ABB LTD                         SPONSORED ADR    000375204    1,798    100,000   SH          SOLE        0      100,000  0
ADOBE SYS INC                   COM              00724F101    2,878     70,000   SH          SOLE        0       70,000  0
AMERICA MOVIL S A DE C V        SPON ADR L SHS   02364W105    3,392     75,000   SH          SOLE        0       75,000  0
AMERICAN TOWER CORP             CL A             029912201    4,878    130,845   SH          SOLE        0      130,845  0
APPLE COMPUTER INC              COM              037833100    5,515     65,000   SH          SOLE        0       65,000  0
AUTODESK INC                    COM              052769106    2,873     71,000   SH          SOLE        0       71,000  0
CDC CORP                        SHS A            G2022L106    2,185    230,000   SH          SOLE        0      230,000  0
CHINA GRENTECH CORP LTD         ADR              16938P107    1,291     70,000   SH          SOLE        0       70,000  0
CHINA TECHFAITH WIRLS COMM T    SPONSORED ADR    169424108    1,724    160,000   SH          SOLE        0      160,000  0
CISCO SYS INC                   COM              17275R102    3,905    142,884   SH          SOLE        0      142,884  0
COMVERSE TECHNOLOGY INC         COM PAR $.10     205862402       23    300,000   SH   CALL   SOLE        0      300,000  0
CORNING INC                     COM              219350105    2,777    148,421   SH          SOLE        0      148,421  0
ENERGY CONVERSION DEVICES IN    COM              292659109    2,226     65,500   SH          SOLE        0       65,500  0
EQUINIX INC                     COM NEW          29444U502    1,361     18,000   SH          SOLE        0       18,000  0
FIRST SOLAR INC                 COM              336433107    1,301     43,600   SH          SOLE        0       43,600  0
FOUNDARY NETWORKS INC           COM              35063R100    2,472    165,000   SH          SOLE        0      165,000  0
GILAT SATELLITE NETWORKS LTD    SHS NEW          M51474118    1,278    145,000   SH          SOLE        0      145,000  0
GOOGLE INC                      CL A             38259P508    2,533      5,500   SH          SOLE        0        5,500  0
INTERCONTINENTALEXCHANGE INC    COM              45865V100    1,619     15,000   SH          SOLE        0       15,000  0
JDS UNIPHASE CORP               COM PAR $0.001   46612J507       13     50,000   SH   CALL   SOLE        0       50,000  0
JUNIPER NETWORKS INC            COM              48203R104    1,421     75,000   SH          SOLE        0       75,000  0
LEVEL 3 COMMUNICATIONS INC      COM              52729N100    1,988    355,000   SH          SOLE        0      355,000  0
MEMC ELECTR MATLS INC           COM              552715104    2,231     57,000   SH          SOLE        0       57,000  0
MICROSOFT CORP                  COM              594918104    7,913    264,991   SH          SOLE        0      264,991  0
MIDCAP SPDR TR                  UNIT SER 1       595635103    3,716     25,391   SH          SOLE        0       25,391  0
MOTOROLA INC                    COM              620076109    1,953     95,000   SH          SOLE        0       95,000  0
NASDAQ 100 TR                   UNIT SER 1       631100104      340    400,000   SH   PUT    SOLE        0      400,000  0
NII HLDGS INC                   CL B NEW         62913F201    1,933     30,000   SH          SOLE        0       30,000  0
NOVELLUS SYS INC                COM              670008101       98    130,000   SH   PUT    SOLE        0      130,000  0
NVIDIA CORP                     COM              67066G104    1,851     50,000   SH          SOLE        0       50,000  0
PALM INC NEW                    COM              696643105       30    600,000   SH   CALL   SOLE        0      600,000  0
QIMONDA AG                      SPONSORED ADR    746904101    2,504    143,000   SH          SOLE        0      143,000  0
QUALCOMM INC                    COM              747525103    3,590     95,000   SH          SOLE        0       95,000  0
RESEARCH IN MOTION LTD          COM              760975102    1,917     15,000   SH          SOLE        0       15,000  0
SANDISK CORP                    COM              80004C101    1,076     25,000   SH          SOLE        0       25,000  0
SANDISK CORP                    COM              80004C101       90    100,000   SH   CALL   SOLE        0      100,000  0
SIGMA DESIGNS INC               COM              826565103    3,054    120,000   SH          SOLE        0      120,000  0
THQ INC                         COM NEW          872443403    2,894     89,000   SH          SOLE        0       89,000  0
TESSERA TECHNOLOGIES INC        COM              88164L100    3,243     80,400   SH          SOLE        0       80,400  0
TIME WARNER INC                 COM              887317105    2,560    117,548   SH          SOLE        0      117,548  0
VIACOM INC NEW                  CL B             92553P201    1,313     32,000   SH          SOLE        0       32,000  0
YAHOO INC                       COM              984332106    4,367    171,000   SH          SOLE        0      171,000  0



SK 03653 0001 743306